Significant Accounting Policies, Revenue Recognition (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenue Recognition [Abstract]
Accounts receivable trade, net	$ 2,649	$ 3,626
Deferred voyage expenses	407	0
Voyage expenses	(40,184)	(34,949)	$ (21,008)
Commissions	(3,339)	(2,876)	$ (1,321)
Deferred revenue recognized	1,741
Spot Charter [Member]
Revenue Recognition [Abstract]
Accounts receivable trade, net	2,332	1,855
Vessel revenue	73,769
Voyage expenses	(39,007)
Commissions	(2,789)
Time Charter [Member]
Revenue Recognition [Abstract]
Accounts receivable trade, net	317	1,771
Voyage expenses	(1,177)
Commissions	(550)
Calculated under Revenue Guidance in Effect before ASC 606 [Member]
Revenue Recognition [Abstract]
Vessel revenue	95,202
Voyage expenses	(40,162)
Commissions	(3,352)
Total net effect	$ 352
Total net effect per share (in dollars per share)	$ 0.14
ASC 606 [Member]
Revenue Recognition [Abstract]
Adoption of revenue recognition accounting policy adjustment		(1,788)
ASC 606 [Member] | Accumulated Deficit [Member]
Revenue Recognition [Abstract]
Adoption of revenue recognition accounting policy adjustment		(1,788)
ASC 606 [Member] | Adjustment for ASC 606 [Member]
Revenue Recognition [Abstract]
Accounts receivable trade, net		1,488
Deferred voyage expenses		$ 300